Business Combinations (Details) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended
	Dec. 27, 2014 store	Dec. 28, 2013	Dec. 28, 2013	Dec. 27, 2014 store	Dec. 28, 2013	Mar. 29, 2014 store	Mar. 29, 2014 store	Mar. 30, 2013 store	May 25, 2013	Mar. 29, 2014	Mar. 31, 2012	Nov. 30, 2014 claim
Business combinations
Number of stores	166			166		152	152	117		152
Consideration transferred
Cash placed in escrow							$ 1,700,000
Acquisition-related costs					671,000		671,000	1,138,000
Additional information
Revaluation of contingent consideration	28,299,000	26,604,000		73,167,000	69,310,000		91,998,000	62,609,000
Assets acquired:
Goodwill	93,097,000			93,097,000		93,097,000	93,097,000	78,033,000		93,097,000	46,930,000
Proforma information
Net revenue			41,900,000			63,400,000
Net income			3,300,000			100,000
Net sales (as reported)	130,523,000	115,438,000		299,404,000	257,382,000		345,868,000	233,203,000
As adjusted net sales					265,672,000		354,158,000	312,764,000
Net income	8,763,000	6,673,000		11,120,000	3,768,000		5,660,000	680,000
As adjusted net income					6,371,000		8,323,000	8,381,000
RCC
Proforma information
As adjusted net income					(821,000)
Boot Barn Holding Corporation
Proforma information
As adjusted net income					2,593,000
Trademarks
Liabilities assumed:
Useful life							6 months	1 year 1 month 6 days
Non-compete agreements
Liabilities assumed:
Useful life							4 years 8 months 12 days	4 years 10 months 24 days
Non-compete agreements | Minimum
Liabilities assumed:
Useful life							4 years
Non-compete agreements | Maximum
Liabilities assumed:
Useful life							5 years
Customer list
Liabilities assumed:
Useful life							5 years	5 years
Below-market leases
Liabilities assumed:
Useful life							10 years 4 months 24 days	6 years 8 months 12 days
Below-market leases | Minimum
Liabilities assumed:
Useful life							2 years
Below-market leases | Maximum
Liabilities assumed:
Useful life							17 years
Baskins
Business combinations
Interest acquired									100.00%
Number of stores									30
Consideration transferred
Fair value of consideration transferred									37,700,000
Cash transferred									36,000,000
Cash paid to acquiree members									13,700,000
Cash placed in escrow									2,200,000
Repayment of acquiree debt									20,100,000
Acquisition-related costs					700,000		700,000
Number of claims against escrow account												0
Additional information
Contingent consideration achievement term									12 months
Number of new stores									3
Maximum cash payment if milestones are achieved									2,100,000
Actual cash payment due to achievement of milestones										2,100,000
Revaluation of contingent consideration							400,000			400,000
Assets acquired:
Cash and cash equivalents									1,935,000
Current assets									22,083,000
Property and equipment, net									5,850,000
Intangible assets acquired									5,006,000
Goodwill						15,064,000	15,064,000		15,064,000	15,064,000
Other assets									109,000
Total assets acquired									50,047,000
Liabilities assumed:
Other current liabilities									12,119,000
Line of credit - current									10,259,000
Notes payable - current									9,819,000
Contingent consideration									1,740,000
Above-market leases									83,000
Capital lease obligation									138,000
Total liabilities assumed									34,158,000
Total purchase price									15,889,000
Proforma information
As adjusted net sales					8,290,000		8,290,000	58,058,000
As adjusted net income					$ 831,000		$ 580,000	$ 396,000
Baskins | Trademarks
Liabilities assumed:
Useful life									6 months
Baskins | Non-compete agreements
Liabilities assumed:
Useful life									4 years
Baskins | Non-compete agreements | Minimum
Liabilities assumed:
Useful life									4 years
Baskins | Non-compete agreements | Maximum
Liabilities assumed:
Useful life									5 years
Baskins | Customer list
Liabilities assumed:
Useful life									5 years
Baskins | Below-market leases | Minimum
Liabilities assumed:
Useful life									2 years
Baskins | Below-market leases | Maximum
Liabilities assumed:
Useful life									17 years